VIA EDGAR TRANSMISSION


May 1, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: FS Variable Separate Account ("Registrant")
    The United States Life Insurance Company in the City of New York
    ("Depositor")
    Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-08810)
    (Central Index Key 0000931344)

FILE NUMBER   PRODUCT NAME
333-178845    Polaris Preferred Solution
333-178841    Polaris Platinum III
333-178842    Polaris Choice IV
333-178843    Polaris Platinum O-Series
333-178848    Polaris Advantage II/Polaris Advantage II (Wirehouse)
333-178849    Polaris Retirement Protector


Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Securities and Exchange Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(310) 772-6307.


Very truly yours,

/s/ Lucia Williams

Lucia Williams
Supervising Director, Variable Product Regulation